INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income And Social Contribution Taxes
Schedule of income and social contribution taxes recoverable

The balances of income tax and social contribution tax refer to tax credits in the corporate income tax returns of previous years and to advance payments which will be offset against federal taxes eventually payable. Current tax assets and current tax liabilities related to income tax and social contribution tax are offset in the statement of financial position subject to criteria established in IAS 12.

	2021	2020
Income tax	763	698
Social contribution tax	251	247
	1,014	945

Current	699	598
Non-current	315	347

Schedule of income and social contribution taxes payable

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Profit method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Profit method, in which payments are made quarterly.

	2021		2020
Current
Income tax		147		108
Social contribution tax		43		32
	190		140

Schedule of deferred income and social contribution taxes

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	2021	2020	2019
Deferred tax assets
Tax loss carryforwards	807	401	116
Provisions for contingencies	542	538	544
Impairment on investments	244	640	660
Fair value of derivative financial instruments (PUT SAAG)	216	182	164
Post-employment obligations	1,981	2,168	2,090
Estimated provision for doubtful receivables	315	256	283
Others	150	138	171
Total	4,255	4,323	4,028

Deferred tax liabilities
Deemed cost	(219)	(225)	(232)
Acquisition costs of equity interests	(466)	(486)	(503)
Borrowing costs capitalized	(165)	(169)	(166)
Adjustment to expectation of cash flow – Concession assets	(245)	(242)	(247)
Revenues arising from transmission contract asset	(895)	(768)	(624)
Adjustment to fair value: Swap/Gains	(412)	(1,002)	(575)
Updating on escrow deposits	(7)	(6)	(5)
Reimbursement of costs – GSF	(319)	—	—
Others	(24)	(12)	(16)
Total	(2,752)	(2,910)	(2,368)
Total, net	1,503	1,413	1,660

Total assets	2,465	2,453	2,430
Total liabilities	(962)	(1,040)	(770)

Schedule of changes in deferred income and social contribution taxes

The changes in deferred income tax and social contribution tax were as follows:

Consolidated
Balance at December 31, 2018	1,344
Effect allocated to other comprehensive income	544
Effects allocated to net profit from continuing operations	(145)
Effects allocated to net profit from discontinuing operations (note 34)	(85)
Others	2
Balance at December 31, 2019	1,660
Effects allocated to net profit from continuing operations	(252)
Effect allocated to other comprehensive income	4
Others	1
Balance at December 31, 2020	1,413
Effect allocated to other comprehensive income	(102)
Effects allocated to net profit from continuing operations	210
Deferred taxes arising from shareholding reorganization	(16)
Others	(2)
Balance at December 31, 2021	1,503

Schedule of estimated balance of deferred tax asset

Based on Company and its subsidiaries’ estimates, it is probable that future taxable profit will be available against which the unused tax losses and unused tax credits can be utilized. The Company estimated that the balance of deferred tax asset as of December 31, 2021 will be recovered, as follows:

Consolidated
2022	717
2023	583
2024	662
2025	507
2026	481
2027 to 2029	845
2030 to 2031	460
4,255

Schedule of reconciliation of statutory on income and social contribution Ttxes

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the Statement of income:

	2021	2020
Profit before income tax and social contribution tax	4,699	3,800
Income tax and social contribution tax — nominal expense (34%)	(1,597)	(1,292)
Tax effects applicable to:
Gain in subsidiaries by equity method	6	93
Interest on Equity	325	188
Tax incentives	63	39
Effects from subsidiaries taxed based on gross revenues	146	97
Non-deductible penalties	(23)	(25)
Impairment of accounts receivable from related parties	—	(13)
Income arising from the Light sale	154	—
Others	(20)	(23)
Income tax and social contribution tax — effective expense	(946)	(936)

Current tax	(1,156)	(684)
Deferred tax	210	(252)
	(946)	(936)
Effective rate	20.12%	24.62%